Income Taxes (Tables) - Zapata Computing, Inc. [Member]	12 Months Ended
Dec. 31, 2023
Tax Credit Carryforward [Line Items]
Schedule of components of (loss) income before provision for income taxes

The components of (loss) income before provision for income taxes for the years ended December 31, 2023 and December 31, 2022 were:

	Year Ended December 31,
	2023	2022
United States	$(29,823)	$(23,561)
Foreign	109	166
Loss before income taxes	$(29,714)	$(23,395)

Schedule of components of the provision for income taxes

The components of the provision for income taxes are as follows:

	December 31,
	2023	2022
Current tax provision
Federal	$—	$—
State	—	—
Foreign	20	53
Total current tax provision	20	53
Deferred tax provision
Federal	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$20	$53

Schedule of company's effective income tax rate

A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate for each reporting period is as follows:

	December 31,
	2023	2022
Income at U.S. statutory rate	$(6,272)	$(4,822)
State taxes, net of federal benefit	(497)	(738)
Foreign rate differential	6	10
Change in valuation allowance	4,289	6,085
Permanent differences	2,600	98
Tax credits	(166)	(214)
Other	60	(366)
Total provision for income taxes	$20	$53

Schedule of significant portion of the company's deferred tax asset	The carryforwards and temporary differences, which give rise to a significant portion of the Company’s deferred tax asset as of December 31, 2023 and December 31, 2022, are as follows:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Federal and state net operating loss carryforwards	$15,264	$11,940
Research and development credits	551	331
Depreciation and amortization	20	17
Section 174 capitalized research and development	2,887	2,018

	Year Ended December 31,
	2023	2022
Lease liability	51	128
Other	204	421
Total deferred tax assets	18,977	14,855
Deferred tax liabilities:
Right of use asset	(49)	(123)
Other	(9)	(102)
Total deferred tax liabilities	(58)	(225)
Less: Valuation allowance	(18,919)	(14,630)
Net deferred tax assets (liabilities)	$—	$—